Other Income-Net	12 Months Ended
Dec. 31, 2013
Other Income-Net [Abstract]
Other Income-Net

10.Other Income—Net

Other income—net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Market value gains related to deferred
compensation trusts	$4,982	$3,499	$799
Loss on disposal of property and equipment	(320)	(347)	(441)
Interest income	847	809	426
Other - net	(39)	162	(67)
Total other income	$5,470	$4,123	$717

The offset for market value gains or losses of the deferred compensation trust are recorded in selling, general and administrative expenses.